Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2010
Distribution Date	12/15/10
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$147,425,030.14	0.5521537	$111,630,206.53	0.4180907	$35,794,823.61
Class A-2 Notes	$267,000,000.00	1.0000000	$267,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$1,051,725,030.14	0.8979126	$1,015,930,206.53	0.8673527	$35,794,823.61

Weighted Avg. Coupon (WAC)	4.68%		4.67%
Weighted Avg. Remaining Maturity (WARM)	58.56		57.72
Pool Receivables Balance	$1,232,139,271.57		$1,198,930,258.03
Remaining Number of Receivables	75,817		74,844

Adjusted Pool Balance	$1,197,400,499.29		$1,165,354,893.95

III. COLLECTIONS

Principal:
Principal Collections	$32,788,164.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$65,645.20
Total Principal Collections	$32,853,809.87

Interest:
Interest Collections	$4,774,711.86
Late Fees & Other Charges	$50,020.59
Interest on Repurchase Principal	$-
Total Interest Collections	$4,824,732.45

Collection Account Interest	$4,305.87
Reserve Account Interest	$730.15
Servicer Advances	$-

Total Collections	$37,683,578.34

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2010
Distribution Date	12/15/10
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$37,683,578.34
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$37,683,578.34
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,026,782.73		$1,026,782.73	$1,026,782.73
Collection Account Interest					$4,305.87
Late Fees & Other Charges					$50,020.59
Total due to Servicer					$1,081,109.19

3. Class A Noteholders Interest:
Class A-1 Notes		$45,604.70		$45,604.70
Class A-2 Notes		$126,825.00		$126,825.00
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$807,645.54		$807,645.54	$807,645.54

Available Funds Remaining:					$35,794,823.61

4. Principal Distribution Amount:					$35,794,823.61

		Distributable Amount		Paid Amount
Class A-1 Notes				$35,794,823.61
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		48,817,332.34		$35,794,823.61
Total Noteholders Principal				$35,794,823.61

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,738,772.28
Beginning Period Amount	$34,738,772.28
Current Period Amortization	$1,163,408.20
Ending Period Required Amount	$33,575,364.08
Ending Period Amount	$33,575,364.08
Next Distribution Date Required Amount	$32,430,968.48

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$145,675,469.15	$149,424,687.42	$162,447,196.15
Overcollateralization as a % of Adjusted Pool		12.17%	12.82%	13.94%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2010
Distribution Date	12/15/10
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.24%	74,272	99.38%	$1,191,467,714.68
30 - 60 Days	0.63%	475	0.50%	$6,020,471.59
61 - 90 Days	0.12%	88	0.11%	$1,284,750.45
91 + Days	0.01%	9	0.01%	$157,321.31
		74,844		$1,198,930,258.03
Total
Delinquent Receivables 61 + days past due	0.13%	97	0.12%	$1,442,071.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.10%	76	0.09%	$1,073,732.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.06%	48	0.05%	$661,954.01
Three-Month Average Delinquency Ratio	0.10%		0.09%

Repossession in Current Period		39		$531,426.49
Repossession Inventory		43		$762,578.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$420,848.87
Recoveries				$(65,645.20)
Net Charge-offs for Current Period				$355,203.67

Beginning Pool Balance for Current Period				$1,232,139,271.57

Net Loss Ratio				0.35%
Net Loss Ratio for 1st Preceding Collection Period				0.10%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.16%

Cumulative Net Losses for All Periods				$508,918.40
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$1,709,554.85
Number of Extensions				108

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